497(e)
                                                                      333-160951

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AXA Equitable Life Insurance Company
SUPPLEMENT DATED APRIL 18, 2011 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding variations for contracts issued in Connecticut and Oregon. The following is added to Appendix V: State contract availability and/or variations of certain features and benefits.


------------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS                                             AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT   See "Charge for each additional transfer in excess of 12          The charge for transfers does not apply.
              transfers per contract year" in "Fee table" and "Transfer
              charge" in "Charges and expenses"


              See "Credits" (for Series CP(SM) contracts only) in "Contract     The following situation in which we would normally
              features and benefits" and "Your annuity payout options" in       recover the credits does not apply:
              "Accessing your money"
                                                                                o If you start receiving annuity payments within
                                                                                  three years of making any contribution, we will
                                                                                  recover the credit that applies to any
                                                                                  contribution made within the prior three years.

                                                                                As a result of this, we will apply the contract's
                                                                                cash value, not the account value, to the
                                                                                supplementary contract for the periodic payments.

                                                                                Credits will not be recovered on any contributions
                                                                                received within 12 months prior to death. However,
                                                                                withdrawal charges will apply to those
                                                                                contributions. The free corridor does not apply to
                                                                                when calculating the withdrawal charges applicable
                                                                                to the payment of a Death Benefit.

              See "Disability, terminal illness, or confinement to a nursing    For Series B, CP(SM) and L contracts:
              home" under "Withdrawal charge" in "Charges and expenses"
                                                                                The withdrawal charge waiver under item (i) does not
                                                                                apply.

                                                                                For Series CP(SM) contracts:

                                                                                The withdrawal charge waivers under items (ii) and
                                                                                (iii) do not apply in the first contract year.
------------------------------------------------------------------------------------------------------------------------------------
OREGON        See "Types of contracts" in "What is the Retirement               Qualified Plan ("QP") contracts are not available
              Cornerstone(R) Series?" on the Prospectus cover.                  for all Series contracts.

              See "Credits" (for Series CP(SM) contracts only) in "Contract     The last sentence of the second full paragraph is
              features and benefits"                                            deleted. A credit will be applied in connection
                                                                                with a partial conversion of a traditional IRA
                                                                                contract to a Roth IRA contract.

              See "Retirement Cornerstone(R) Series at a glance -- key          For Series B, CP(SM) and L contracts:
              features"; "How you can make contributions" in "Contract
              features and benefits" and "How you can purchase and              In these sections and throughout the Prospectus,
              contribute to your contract" in "Contract features and            please note that contributions can only be made in
              benefits"                                                         the first contract year.
------------------------------------------------------------------------------------------------------------------------------------

IM-11-08 (4/11)                                         Catalog #: 147280 (4/11)
RC11.0/(NB)                                                               x03554

------------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS                                             AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
OREGON        See "Annuity maturity date" under "Your annuity payout            For Series B, CP(SM) and L contracts:
(CONTINUED)   options" in "Accessing your money"
                                                                                The fourth sentence of the first paragraph is
                                                                                deleted and replaced with the following: The
                                                                                maturity date may not be less than the earlier of
                                                                                (i) the tenth contract year, and (ii) the date on
                                                                                which withdrawal charges do not apply.

              See "Withdrawal charge" in "Charges and expenses"                 A withdrawal charge will never apply to the
                                                                                contract's Total account value at the time an
                                                                                annuity payout option is selected. This is because
                                                                                the contract can only be annuitized if all
                                                                                withdrawal charges have expired. See the discussion
                                                                                regarding the annuity maturity date above.

              See "Misstatement of age" in "More information"                   The second sentence regarding the rescission of
                                                                                Guaranteed benefits is deleted in its entirety.

              See "Transfer of ownership collateral assignments, loans          The first sentence of the fourth paragraph is
              and borrowing" in "More information"                              deleted. The Retirement Cornerstone(R) contract can
                                                                                be assigned unless otherwise restricted for tax
                                                                                qualification purposes.

 RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A REGISTERED SERVICE MARK
   OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY
            AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC.
                          1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

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